Consolidated Statements of Income - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Interest and Dividend Income
Interest and fees on loans	$ 16,315,000	$ 13,394,000	$ 18,451,000	$ 15,128,000
Interest-bearing deposits in banks	419,000	423,000	569,000	484,000
Federal funds sold	147,000	31,000	65,000	43,000
Securities:
Taxable	1,413,000	1,001,000	1,377,000	1,013,000
Tax-exempt	915,000	930,000	1,235,000	1,278,000
Dividends	150,000	175,000	226,000	78,000
Total Interest and Dividend Income	19,359,000	15,954,000	21,923,000	18,024,000
Interest Expense
Deposits	6,347,000	4,218,000	6,169,000	1,897,000
Federal Home Loan Bank advances	511,000	909,000	1,051,000	211,000
Other borrowings	348,000	117,000	246,000	29,000
Total Interest Expense	7,206,000	5,244,000	7,466,000	2,137,000
Net Interest Income	12,153,000	10,710,000	14,457,000	15,887,000
Provision for (recovery of) credit losses	169,000	(212,000)	(237,000)	0
Net Interest Income after provision for (recovery of) credit losses	11,984,000	10,922,000	14,694,000	15,887,000
Noninterest Income
Mortgage banking revenue	187,000	154,000	189,000	272,000
Commissions from investment product sales	64,000	79,000	95,000	115,000
Losses on sale of available-for-sale securities			(399,000)	0
Net marketable equity security losses	(112,000)	(75,000)	(78,000)	(37,000)
Earnings on bank owned life insurance	192,000	181,000	245,000	217,000
Other	150,000	147,000	195,000	321,000
Total Noninterest Income	1,390,000	1,373,000	1,435,000	2,033,000
Noninterest Expense
Salaries and employee benefits	5,303,000	5,136,000	7,218,000	6,748,000
Net occupancy and equipment expense	871,000	860,000	1,167,000	1,142,000
Data processing fees	514,000	482,000	643,000	650,000
Pennsylvania shares tax	335,000	295,000	394,000	400,000
Professional fees	108,000	119,000	141,000	167,000
Advertising expense	97,000	117,000	157,000	187,000
FDIC deposit insurance	190,000	184,000	246,000	148,000
Other	1,146,000	949,000	1,350,000	1,396,000
Total Noninterest Expense	8,564,000	8,142,000	11,316,000	10,838,000
Income Before Income Taxes	4,810,000	4,153,000	4,813,000	7,082,000
Income Taxes	750,000	589,000	660,000	1,099,000
Net Income	$ 4,060,000	$ 3,564,000	$ 4,153,000	$ 5,983,000
Earnings Per Share (in dollars per share)	$ 2.18	$ 1.92	$ 2.24	$ 3.2
Deposit Account [Member]
Noninterest Income
Noninterest income, revenues	$ 330,000	$ 330,000	$ 443,000	$ 422,000
Credit and Debit Card [Member]
Noninterest Income
Noninterest income, revenues	$ 579,000	$ 557,000	$ 745,000	$ 723,000